Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Abstract]
Depreciation expense and amortization expense	$ 556,110	$ 450,486	$ 2,076,429	$ 1,561,819
Cost of goods sold	282,650	240,733	1,048,103	859,835
Operating expenses	273,460	209,753
Depreciation, Depletion and Amortization	$ 285,490	$ 294,503	$ 1,260,298	$ 1,040,984